Profit for the year (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Impairment losses (reversal of impairment losses) on trade receivables
Allowance on doubtful trade receivables (Note 25)	$ 301	$ 201	$ 528
Reversal of allowance on doubtful trade receivables (Note 25)	(438)	(1,603)	(541)
Reversal of allowance on doubtful other receivables		(8,809)
Impairment losses (reversal of impairment losses) on trade and other receivables	(137)	(10,211)	(13)
Depreciation and amortization expense
Depreciation of property, plant and equipment	906,034	673,161	473,008
Amortization of intangible assets and land use right	65,348	56,705	50,541
Total depreciation and amortisation expense	971,382	729,866	523,549
Employee benefits expense
Wages, salaries and social security contributions	499,238	378,709	299,267
Bonus	57,289	123,313	107,859
Paid annual leave			66
Non-monetary benefits	47,204	31,686	21,414
Equity-settled share-based payments (Note 39)	18,214	14,210	18,329
Total employee benefits expense	621,945	547,918	446,935
Royalties expense
Royalties expense	37,466	37,023	36,262
Government funding
Government funding received under specific R and D projects	178,300	181,100	40,200
Government funding recognized as reductions of certain R and D expenses under specific R and D projects	82,200	52,500	34,300
Government funding received for specific intended use	51,600	21,100	7,600
Government funding recognized as reduction of interest expense for specific intended use	24,182	11,639	4,895
Government funding recognized as other operating income for specific intended use	27,400	9,500	2,700
Auditors' remuneration
Audit services	1,413	1,529	1,322
Non-audit services	85	587	65
Auditor's remuneration	$ 1,498	$ 2,116	$ 1,387